Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Common shares	Preferred shares	Additional paid-in capital	Accumulated other comprehensive loss	Currency translation adjustment	Unfunded pension obligation	Unrealized gain on investments	Retained earnings
Balance at beginning of year at Dec. 31, 2016		$ 0	$ 28,169	$ 2,396,530	$ (74,569)	$ (41,768)	$ (33,770)	$ 969	$ 4,337,782
Change in currency translation adjustment	$ (15,135)					(15,135)
Change in unfunded pension obligation, net of tax	(274)						(274)
Change in fair value of designated cash flow hedges, net of reclassification adjustment	0							0
Change in unrealized gains or losses on investments, net of tax	(303)							(303)
Net income (loss)	264,021								264,021
Dividends on common shares									(144,693)
Dividends on preferred shares	(46,416)								(46,416)
Balance at end of year at Dec. 31, 2017	6,745,112	0	28,169	2,396,530	(90,281)	(56,903)	(34,044)	666	4,410,694
Change in currency translation adjustment	(74,797)					(74,797)
Change in unfunded pension obligation, net of tax	24,859						24,859
Change in fair value of designated cash flow hedges, net of reclassification adjustment	1,877							1,877
Change in unrealized gains or losses on investments, net of tax	(292)							(292)
Net income (loss)	(85,994)								(85,994)
Dividends on common shares									(47,835)
Dividends on preferred shares	(46,416)								(46,416)
Balance at end of year at Dec. 31, 2018	6,516,514	0	28,169	2,396,530	(138,634)	(131,700)	(9,185)	2,251	4,230,449
Change in currency translation adjustment	71,796					71,796
Change in unfunded pension obligation, net of tax	(6,803)						(6,803)
Change in fair value of designated cash flow hedges, net of reclassification adjustment	(1,877)							(1,877)
Change in unrealized gains or losses on investments, net of tax	(407)							(407)
Net income (loss)	936,748								936,748
Dividends on common shares									(199,386)
Dividends on preferred shares	(46,416)								(46,416)
Balance at end of year at Dec. 31, 2019	$ 7,270,169	$ 0	$ 28,169	$ 2,396,530	$ (75,925)	$ (59,904)	$ (15,988)	$ (33)	$ 4,921,395